Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Analysed as:
Current	$ 28	$ 26
Non-current	378	388
Total	406	414
US dollars
Analysed as:
Total	343	357
Sterling
Analysed as:
Total	32	31
Euros
Analysed as:
Total	5	3
Other
Analysed as:
Total	$ 26	$ 23